OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING SEGMENTS
Total revenue	$ 29,460	$ 23,785	$ 20,281
Depreciation and amortization	3,449	3,083	2,791
Selling and marketing	15,203	13,880	14,384
Operating profit (loss)	(19,156)	(22,947)	(77,800)
Subscriptions
OPERATING SEGMENTS
Total revenue	18,002	14,861	12,663
SaaS related professional services
OPERATING SEGMENTS
Total revenue	1,577	537	534
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	9,881	8,387	7,084
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	19,579	15,398	13,197
Depreciation and amortization	1,782	1,464	1,031
Selling and marketing	7,543	5,411	3,586
Operating profit (loss)	(2,137)	(1,802)	1,882
Operating segments | Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	18,002	14,861	12,663
Operating segments | Solutions | SaaS related professional services
OPERATING SEGMENTS
Total revenue	1,577	537	534
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	9,881	8,387	7,084
Depreciation and amortization	1,667	1,619	1,631
Selling and marketing	6,654	7,562	9,462
Operating profit (loss)	(8,949)	(14,247)	(11,364)
Operating segments | Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	9,881	8,387	7,084
Unallocated
OPERATING SEGMENTS
Depreciation and amortization			129
Selling and marketing	1,006	907	1,336
Operating profit (loss)	$ (8,070)	$ (6,898)	$ (68,318)